CAPITALIZATION	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
CAPITALIZATION
12.	CAPITALIZATION
Common Stock
The holder of each share of common stock has the right to one vote for each share and is entitled to notice of any stockholders’ meeting and to vote upon certain events.
Redeemable Convertible Preferred Stock
Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock and Series
E-1
Preferred Stock together will be referred as “Preferred Stock”.
The dividend rate and issue price of Preferred Stock, par value of $0.0001, as of December 31, 2020 were as follows:

Preferred Stock	Dividend Rate	Issue Price
Series A	$0.01	$0.09
Series B	$0.01	$0.20
Series C	$0.02	$0.37
Series D	$0.19	$3.15
Series E	$0.21	$3.48
Series E-1	$0.21	$3.48
Upon the Closing of the Business Combination, the outstanding shares of Preferred Stock were converted into shares of common stock of the Post Combination Company at the Exchange Ratio of 9.059659.